Closed Block (Tables)	12 Months Ended
Dec. 31, 2014
Closed Block Disclosure [Abstract]
Closed block liabilities and assets
Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

	December 31,
	2014	2013
	(In millions)
Closed Block Liabilities
Future policy benefits	$41,667	$42,076
Other policy-related balances	265	298
Policyholder dividends payable	461	456
Policyholder dividend obligation	3,155	1,771
Current income tax payable	1	18
Other liabilities	646	582
Total closed block liabilities	46,195	45,201
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value	29,199	28,374
Equity securities available-for-sale, at estimated fair value	91	86
Mortgage loans	6,076	6,155
Policy loans	4,646	4,669
Real estate and real estate joint ventures	666	492
Other invested assets	1,065	814
Total investments	41,743	40,590
Cash and cash equivalents	227	238
Accrued investment income	477	477
Premiums, reinsurance and other receivables	67	98
Deferred income tax assets	289	293
Total assets designated to the closed block	42,803	41,696
Excess of closed block liabilities over assets designated to the closed block	3,392	3,505
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	2,291	1,502
Unrealized gains (losses) on derivatives, net of income tax	28	(3)
Allocated to policyholder dividend obligation, net of income tax	(2,051)	(1,151)
Total amounts included in AOCI	268	348
Maximum future earnings to be recognized from closed block assets and liabilities	$3,660	$3,853

Closed block policyholder dividend obligation
Information regarding the closed block policyholder dividend obligation was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$1,771	$3,828	$2,919
Change in unrealized investment and derivative gains (losses)	1,384	(2,057)	909
Balance at December 31,	$3,155	$1,771	$3,828

Closed block revenues and expenses
Information regarding the closed block revenues and expenses was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Revenues
Premiums	$1,918	$1,987	$2,139
Net investment income	2,093	2,130	2,188
Net investment gains (losses)	7	25	61
Net derivative gains (losses)	20	(6)	(12)
Total revenues	4,038	4,136	4,376
Expenses
Policyholder benefits and claims	2,598	2,702	2,783
Policyholder dividends	988	979	1,072
Other expenses	155	165	179
Total expenses	3,741	3,846	4,034
Revenues, net of expenses before provision for income tax expense (benefit)	297	290	342
Provision for income tax expense (benefit)	104	101	120
Revenues, net of expenses and provision for income tax expense (benefit) from continuing operations	193	189	222
Revenues, net of expenses and provision for income tax expense (benefit) from discontinued operations	—	—	10
Revenues, net of expenses and provision for income tax expense (benefit)	$193	$189	$232